Operating Loss	12 Months Ended
Dec. 31, 2023
Operating Loss [Abstract]
Operating Loss	Operating Loss
The following items have been included in operating loss:

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Depreciation of property, plant and equipment	7,330	3,092	1,432
Depreciation of right-of-use assets	3,567	1,747	848
Amortisation of intangible assets	4,671	4,645	1,903
Impairment of property, plant and equipment	1,307	—	—
Onerous lease expense	807	—	—
Research and development expenses	128,444	128,865	44,047
Foreign exchange loss/(gain)	1,541	(33,609)	(938)
Loss on forward contracts	—	11,287	—
Share-based payment charge	24,350	30,576	10,466
Fees payable to the Group’s auditors for the audit of the Group and Company’s financial statements	915	904	637
Other audit services provided by the Group's auditors	281	233	1,164